Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP	Condensed Consolidated Statements of Income Information

For the year ended December 31, 2024	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$-	$4,001	$-	$4,001	$-
Investment result	871	4,329	(1,679)	3,521	52
Other revenue	(34)	7,620	2	7,588	20
Net income (loss) attributed to shareholders and other equity holders	5,385	4,910	(4,910)	5,385	26

For the year ended December 31, 2023	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$-	$3,977	$-	$3,977	$-
Investment result	638	3,646	(1,326)	2,958	51
Other revenue	14	6,736	(4)	6,746	(7)
Net income (loss) attributed to shareholders and other equity holders	5,103	4,785	(4,785)	5,103	1

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP	Condensed Consolidated Statements of Financial Position

As at December 31, 2024	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$126	$442,371	$-	$442,497	$16
Insurance contract assets	-	102	-	102	-
Reinsurance contract held assets	-	59,015	-	59,015	-
Total other assets	65,898	46,450	(71,132)	41,216	995
Segregated funds net assets	-	435,988	-	435,988	-
Insurance contract liabilities, excluding those for account of segregated fund holders	-	396,401	-	396,401	-
Reinsurance contract held liabilities	-	2,669	-	2,669	-
Investment contract liabilities	-	13,498	-	13,498	-
Total other liabilities	15,052	63,825	(1,575)	77,302	726
Insurance contract liabilities for account of segregated fund holders	-	126,545	-	126,545	-
Investment contract liabilities for account of segregated fund holders	-	309,443	-	309,443	-

As at December 31, 2023	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$86	$417,124	$-	$417,210	$9
Insurance contract assets	-	145	-	145	-
Reinsurance contract held assets	-	42,651	-	42,651	-
Total other assets	59,023	42,411	(63,410)	38,024	969
Segregated funds net assets	-	377,544	-	377,544	-
Insurance contract liabilities, excluding those for account of segregated fund holders	-	367,996	-	367,996	-
Reinsurance contract held liabilities	-	2,831	-	2,831	-
Investment contract liabilities	-	11,816	-	11,816	-
Total other liabilities	12,070	55,129	(539)	66,660	718
Insurance contract liabilities for account of segregated fund holders	-	114,143	-	114,143	-
Investment contract liabilities for account of segregated fund holders	-	263,401	-	263,401	-

Schedule of Pledged Assets	The amounts pledged are as follows.

	2024		2023
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$14,517	$25	$10,431	$26
Secured borrowings(1)	-	2,216	-	2,220
Regulatory requirements	303	91	307	74
Repurchase agreements	658	-	201	-
Mortgages on ALDA properties	-	284	-	278
Manulife Bank securitized mortgages(2)	-	7,603	-	6,990
Non-registered retirement plans in trust	-	286	-	298
Other	-	289	-	283
Total	$15,478	$10,794	$10,939	$10,169
(1)During the year, the Company pledged certain of its mortgage loans with the FHLBI. Of this amount, $1,098 (2023 – $998) is required collateral for the US$500 outstanding borrowing to JHUSA under the FHLBI facility; and $1,118 (2023 – $1,222) is excess collateral that can be called back by JHUSA at any time.
(2)The Manulife Bank mortgage securitization program includes CMB securitization of $3,274 (2023 – $2,900), HELOC securitization, which includes restricted cash and short-term securities, of $3,163 (2023 – $2,912), and additional encumbrances of mortgages and cash required by the securitization program's operations of
$1,166 (2023 – $1,178).